Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	USCA Fund Trust
Central Index Key	0001678523
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Jan. 28, 2019
Prospectus Date	Jan. 28, 2019
USCA Premium Buy-Write Fund | Investor Class Shares
Prospectus:
Trading Symbol	SHLIX
USCA Premium Buy-Write Fund | Institutional Class Shares
Prospectus:
Trading Symbol	SHLDX